Report of Directors Financial Review Risk Report - Reconciliation from reported exposure and ECL to sensitised exposure and ECL (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Financial assets	$ (2,923,319)	$ (2,948,360)
Debt instruments measured at fair value through other comprehensive income | IFRS 9
Disclosure of financial assets [line items]
Financial assets	(353,855)	(309,606)
Debt instruments measured at fair value through other comprehensive income | Debt securities | IFRS 9
Disclosure of financial assets [line items]
Financial assets	(353,855)	(309,606)
Financial investments - measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(153,973)	(148,326)
Financial investments - measured at amortised cost | Debt securities
Disclosure of financial assets [line items]
Financial assets	(131,825)	(117,593)
Financial investments - measured at amortised cost | Other | IFRS 9
Disclosure of financial assets [line items]
Financial assets	(828,488)	(959,849)
Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	(2,350,371)	(2,432,751)
Gross carrying amount | IFRS 9
Disclosure of financial assets [line items]
Financial assets	(1,871,005)	(2,022,797)
Gross carrying amount | Exclusions from sensitivity
Disclosure of financial assets [line items]
Financial assets	(329,587)	(325,593)
Gross carrying amount | Performance guarantees
Disclosure of financial assets [line items]
Financial assets	92,722	93,312
Gross carrying amount | Other
Disclosure of financial assets [line items]
Financial assets	(6,476)	1,471
Gross carrying amount | Other | IFRS 9
Disclosure of financial assets [line items]
Financial assets	(828,580)	(960,271)
Gross carrying amount | Financial instruments including loan commitments and financial guarantees
Disclosure of financial assets [line items]
Financial assets	(1,678,790)	(1,740,550)
Gross carrying amount | Financial instruments including loan commitments and financial guarantees | IFRS 9
Disclosure of financial assets [line items]
Financial assets	(2,507,370)	(2,700,821)
Gross carrying amount | Debt instruments measured at fair value through other comprehensive income | IFRS 9
Disclosure of financial assets [line items]
Financial assets	(353,909)	(309,703)
Gross carrying amount | Debt instruments measured at fair value through other comprehensive income | Debt securities
Disclosure of financial assets [line items]
Financial assets	(346,124)	(302,348)
Gross carrying amount | Debt instruments measured at fair value through other comprehensive income | Debt securities | IFRS 9
Disclosure of financial assets [line items]
Financial assets	(353,909)	(309,703)
Gross carrying amount | Financial investments - measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(2,507,370)	(2,700,821)
Gross carrying amount | Financial investments - measured at amortised cost | Other financial assets at amortised cost not presented as wholesale or personal lending, including held for sale
Disclosure of financial assets [line items]
Financial assets	568,798	620,663
Gross carrying amount | Financial investments - measured at amortised cost | Other
Disclosure of financial assets [line items]
Financial assets	(828,580)	(960,271)
Gross carrying amount | Financial investments - measured at amortised cost | Other | IFRS 9
Disclosure of financial assets [line items]
Financial assets	(828,580)	(960,271)
Gross carrying amount | Financial investments - measured at amortised cost | Financial instruments including loan commitments and financial guarantees | IFRS 9
Disclosure of financial assets [line items]
Financial assets	(828,580)	(960,271)
Gross carrying amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	(1,958,010)	(1,990,378)
Gross carrying amount | Wholesale | Exclusions from sensitivity
Disclosure of financial assets [line items]
Financial assets	(20,409)	(17,024)
Gross carrying amount | Wholesale | Performance guarantees
Disclosure of financial assets [line items]
Financial assets	92,722	93,312
Gross carrying amount | Wholesale | Other
Disclosure of financial assets [line items]
Financial assets	(5,978)	(2,704)
Gross carrying amount | Wholesale | Financial instruments including loan commitments and financial guarantees
Disclosure of financial assets [line items]
Financial assets	(976,883)	(1,034,912)
Gross carrying amount | Wholesale | Debt instruments measured at fair value through other comprehensive income | Debt securities
Disclosure of financial assets [line items]
Financial assets	(346,124)	(302,348)
Gross carrying amount | Wholesale | Financial investments - measured at amortised cost | Other financial assets at amortised cost not presented as wholesale or personal lending, including held for sale
Disclosure of financial assets [line items]
Financial assets	568,668	579,534
Gross carrying amount | Retail
Disclosure of financial assets [line items]
Financial assets	(392,361)	(442,373)
Gross carrying amount | Retail | Exclusions from sensitivity
Disclosure of financial assets [line items]
Financial assets	(309,178)	(308,569)
Gross carrying amount | Retail | Performance guarantees
Disclosure of financial assets [line items]
Financial assets	0	0
Gross carrying amount | Retail | Other
Disclosure of financial assets [line items]
Financial assets	(498)	4,175
Gross carrying amount | Retail | Other
Disclosure of financial assets [line items]
Financial assets	(21,161)
Gross carrying amount | Retail | Financial instruments including loan commitments and financial guarantees
Disclosure of financial assets [line items]
Financial assets	(701,907)	(705,638)
Gross carrying amount | Retail | Debt instruments measured at fair value through other comprehensive income | Debt securities
Disclosure of financial assets [line items]
Financial assets	0	0
Gross carrying amount | Retail | Financial investments - measured at amortised cost | Other financial assets at amortised cost not presented as wholesale or personal lending, including held for sale
Disclosure of financial assets [line items]
Financial assets	130	41,129
Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	4,618	5,469
Allowance for ECL | IFRS 9
Disclosure of financial assets [line items]
Financial assets	9,820	11,511
Allowance for ECL | Exclusions from sensitivity
Disclosure of financial assets [line items]
Financial assets	5,543	6,330
Allowance for ECL | Performance guarantees
Disclosure of financial assets [line items]
Financial assets	311	35
Allowance for ECL | Other
Disclosure of financial assets [line items]
Financial assets	450	95
Allowance for ECL | Other | IFRS 9
Disclosure of financial assets [line items]
Financial assets	92	422
Allowance for ECL | Financial instruments including loan commitments and financial guarantees
Disclosure of financial assets [line items]
Financial assets	10,105	11,495
Allowance for ECL | Financial instruments including loan commitments and financial guarantees | IFRS 9
Disclosure of financial assets [line items]
Financial assets	10,197	11,917
Allowance for ECL | Debt instruments measured at fair value through other comprehensive income | IFRS 9
Disclosure of financial assets [line items]
Financial assets	54	97
Allowance for ECL | Debt instruments measured at fair value through other comprehensive income | Debt securities
Disclosure of financial assets [line items]
Financial assets	54	97
Allowance for ECL | Debt instruments measured at fair value through other comprehensive income | Debt securities | IFRS 9
Disclosure of financial assets [line items]
Financial assets	54	97
Allowance for ECL | Financial investments - measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	10,197	11,917
Allowance for ECL | Financial investments - measured at amortised cost | Other financial assets at amortised cost not presented as wholesale or personal lending, including held for sale
Disclosure of financial assets [line items]
Financial assets	141	267
Allowance for ECL | Financial investments - measured at amortised cost | Other
Disclosure of financial assets [line items]
Financial assets	92	422
Allowance for ECL | Financial investments - measured at amortised cost | Other | IFRS 9
Disclosure of financial assets [line items]
Financial assets	92	422
Allowance for ECL | Financial investments - measured at amortised cost | Financial instruments including loan commitments and financial guarantees | IFRS 9
Disclosure of financial assets [line items]
Financial assets	92	422
Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	2,205	2,507
Allowance for ECL | Wholesale | Exclusions from sensitivity
Disclosure of financial assets [line items]
Financial assets	5,419	6,237
Allowance for ECL | Wholesale | Performance guarantees
Disclosure of financial assets [line items]
Financial assets	311	35
Allowance for ECL | Wholesale | Other
Disclosure of financial assets [line items]
Financial assets	441	84
Allowance for ECL | Wholesale | Financial instruments including loan commitments and financial guarantees
Disclosure of financial assets [line items]
Financial assets	7,559	8,603
Allowance for ECL | Wholesale | Debt instruments measured at fair value through other comprehensive income | Debt securities
Disclosure of financial assets [line items]
Financial assets	54	97
Allowance for ECL | Wholesale | Financial investments - measured at amortised cost | Other financial assets at amortised cost not presented as wholesale or personal lending, including held for sale
Disclosure of financial assets [line items]
Financial assets	141	93
Allowance for ECL | Retail
Disclosure of financial assets [line items]
Financial assets	2,413	2,962
Allowance for ECL | Retail | Exclusions from sensitivity
Disclosure of financial assets [line items]
Financial assets	124	93
Allowance for ECL | Retail | Performance guarantees
Disclosure of financial assets [line items]
Financial assets	0	0
Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	9	11
Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	856
Allowance for ECL | Retail | Financial instruments including loan commitments and financial guarantees
Disclosure of financial assets [line items]
Financial assets	2,546	2,892
Allowance for ECL | Retail | Debt instruments measured at fair value through other comprehensive income | Debt securities
Disclosure of financial assets [line items]
Financial assets	0	0
Allowance for ECL | Retail | Financial investments - measured at amortised cost | Other financial assets at amortised cost not presented as wholesale or personal lending, including held for sale
Disclosure of financial assets [line items]
Financial assets	$ 0	$ 174